Parametric

International Equity Fund

April 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.3%

Security	Shares	Value
Australia — 8.9%
Abacus Property Group	53,600	$87,420
AGL Energy, Ltd.	148,900	1,634,179
Alumina, Ltd.	71,500	79,311
AMA Group, Ltd.	248,700	67,980
AP Eagers, Ltd.(1)	25,700	85,040
ARB Corp., Ltd.	10,500	103,113
ASX, Ltd.	7,100	374,351
Atlas Arteria, Ltd.	64,200	259,069
Atlassian Corp. PLC, Class A(2)	13,900	2,161,311
Aurizon Holdings, Ltd.	129,400	393,098
AusNet Services	875,700	1,068,024
Austal, Ltd.	72,300	156,902
Australian Agricultural Co., Ltd.(2)	99,614	75,047
Bank of Queensland, Ltd.(1)	45,200	152,407
Bapcor, Ltd.(1)	45,765	145,723
Bendigo & Adelaide Bank, Ltd.(1)	46,000	194,633
BHP Group, Ltd.	76,044	1,552,385
Boral, Ltd.	45,753	88,920
Brambles, Ltd.	104,724	748,521
Bravura Solutions, Ltd.	100,400	313,515
Breville Group, Ltd.	13,134	148,627
Caltex Australia, Ltd.	29,800	479,777
Centuria Office REIT	67,500	85,057
Charter Hall Group	42,400	209,522
Charter Hall Long Wale REIT	52,200	151,319
Charter Hall Retail REIT	42,000	86,426
Cleanaway Waste Management, Ltd.	189,000	228,033
Coca-Cola Amatil, Ltd.	99,170	552,138
Collins Foods, Ltd.(1)	20,500	97,489
Commonwealth Bank of Australia	28,823	1,164,348
Computershare, Ltd.	59,912	471,368
Cromwell Property Group(1)	233,500	119,015
Crown Resorts, Ltd.	25,500	163,241
CSL, Ltd.	17,300	3,448,361
CSR, Ltd.	49,000	117,768
Dexus	66,800	396,547
Domain Holdings Australia, Ltd.(1)	126,219	213,732
Domino’s Pizza Enterprises, Ltd.(1)	6,400	239,472
EML Payments, Ltd.(2)	73,900	133,462
Evolution Mining, Ltd.	80,276	261,422
Flight Centre Travel Group, Ltd.(1)	5,800	41,104
Goodman Group	28,100	239,334
GPT Group (The)	125,200	344,084
GUD Holdings, Ltd.(1)	15,500	92,007
GWA Group, Ltd.(1)	67,200	120,622

Security	Shares	Value
Hansen Technologies, Ltd.	30,805	$56,015
Harvey Norman Holdings, Ltd.(1)	71,004	127,397
IDP Education, Ltd.	15,800	149,771
Infomedia, Ltd.	61,241	64,008
Ingenia Communities Group	56,700	136,989
Inghams Group, Ltd.	205,700	466,033
InvoCare, Ltd.(1)	17,400	116,361
IRESS, Ltd.	53,584	390,850
James Hardie Industries PLC CDI	13,706	196,758
JB Hi-Fi, Ltd.(1)	10,699	241,877
Link Administration Holdings, Ltd.	96,491	235,442
Medibank Pvt, Ltd.	167,700	293,780
Megaport, Ltd.(2)	29,807	229,373
Mirvac Group	234,000	340,024
National Australia Bank, Ltd.	49,800	545,682
National Storage REIT	157,700	177,126
Newcrest Mining, Ltd.	23,300	422,275
NEXTDC, Ltd.(1)(2)	46,000	262,512
Northern Star Resources, Ltd.	33,400	269,707
Oil Search, Ltd.	167,200	328,133
Orica, Ltd.	16,599	192,361
Orora, Ltd.	82,069	136,387
Premier Investments, Ltd.	11,500	115,254
Qantas Airways, Ltd.	60,000	149,019
Qube Holdings, Ltd.(1)	143,942	220,005
Ramsay Health Care, Ltd.	11,000	446,727
REA Group, Ltd.(1)	12,200	698,071
Regis Resources, Ltd.	52,500	150,117
Rio Tinto, Ltd.	9,700	546,703
Santos, Ltd.	195,880	622,859
Saracen Mineral Holdings, Ltd.(2)	85,475	234,423
Scentre Group	311,000	467,199
Select Harvests, Ltd.	74,600	350,661
Service Stream, Ltd.	75,800	96,445
Shopping Centres Australasia Property Group	118,852	172,275
Sonic Healthcare, Ltd.	20,400	360,269
Spark Infrastructure Group	758,533	931,627
St. Barbara, Ltd.	108,600	178,750
Star Entertainment Group, Ltd. (The)	62,300	122,137
Suncorp Group, Ltd.	46,300	275,247
Sydney Airport	78,700	320,575
Tabcorp Holdings, Ltd.	131,400	273,952
Technology One, Ltd.	50,588	310,334
Telstra Corp., Ltd.	844,600	1,661,509
TPG Telecom, Ltd.	106,300	507,233
Transurban Group	146,041	1,301,921
Village Roadshow, Ltd.(1)	32,179	46,775
Viva Energy Group, Ltd.(1)(3)	292,740	273,598
Viva Energy REIT	96,300	150,466
Vocus Group, Ltd.(2)	178,100	353,560
Washington H. Soul Pattinson & Co., Ltd.(1)	21,300	256,168

Security	Shares	Value
Wesfarmers, Ltd.	72,785	$1,767,907
Westpac Banking Corp.	62,000	645,057
Whitehaven Coal, Ltd.	178,061	210,142
Woodside Petroleum, Ltd.	92,300	1,321,665
Woolworths Group, Ltd.	109,096	2,524,691

		$42,787,426

Austria — 1.2%
Agrana Beteiligungs AG	5,979	$110,004
ams AG(2)	32,900	431,874
ANDRITZ AG	14,170	465,591
BAWAG Group AG(3)	3,400	115,558
CA Immobilien Anlagen AG	11,931	378,777
Erste Group Bank AG	21,870	473,985
IMMOFINANZ AG	12,282	226,796
Lenzing AG(1)	2,500	142,890
Nabriva Therapeutics PLC(1)(2)	19,000	10,418
Oesterreichische Post AG(1)	7,800	293,947
OMV AG	24,500	799,969
Porr AG(1)	3,440	59,173
Rhi Magnesita NV	4,792	147,195
S&T AG	15,100	332,565
Telekom Austria AG	70,800	498,117
UNIQA Insurance Group AG	14,300	96,411
Verbund AG	17,482	791,544
Wienerberger AG	20,500	383,951

		$5,758,765

Belgium — 2.2%
Ackermans & van Haaren NV	1,660	$220,012
Ageas	9,300	335,210
AGFA-Gevaert NV(2)	57,503	227,788
Anheuser-Busch InBev S.A./NV	23,635	1,100,682
Barco NV	3,865	616,560
Befimmo S.A.(1)	5,550	247,738
Bekaert S.A.	17,140	362,353
Biocartis NV(1)(2)(3)	11,000	60,110
bpost S.A.	38,532	268,859
Cofinimmo S.A.	3,691	513,130
Colruyt S.A.	1,550	92,894
D’Ieteren S.A./NV	6,400	320,732
Econocom Group S.A./NV	45,600	87,767
Elia Group S.A./NV(1)	8,400	965,856
Euronav S.A.	48,660	543,492
EVS Broadcast Equipment S.A.	3,375	51,562
Fagron	11,540	260,204
Gimv NV	1,766	97,024
Groupe Bruxelles Lambert S.A.	3,900	311,984
KBC Ancora	2,150	75,492
Materialise NV ADR(1)(2)	8,900	182,094

Security	Shares	Value
Montea C.V.A.(2)	2,560	$225,009
Orange Belgium S.A.	2,682	44,614
Proximus SADP	50,118	1,069,690
Sofina S.A.	1,080	254,355
Solvay S.A.	9,710	758,426
Tessenderlo Group S.A.(2)	6,179	172,535
UCB S.A.	9,000	824,750
Warehouses De Pauw CVA	8,400	230,442

		$10,521,364

Denmark — 2.2%
ALK-Abello A/S(2)	515	$131,005
Alm Brand A/S	16,800	131,651
Bakkafrost P/F	3,922	193,506
Carlsberg A/S, Class B	8,537	1,076,968
Chr. Hansen Holding A/S	8,239	710,397
Coloplast A/S, Class B	900	141,951
Drilling Co of 1972 A/S (The)(2)	4,300	101,170
DSV PANALPINA A/S	6,614	687,196
ISS A/S(2)	7,300	108,531
Jyske Bank A/S(2)	8,666	233,921
Novo Nordisk A/S, Class B	24,678	1,574,210
Novozymes A/S, Class B	16,679	818,215
Orsted A/S(3)	13,917	1,405,762
Pandora A/S(1)	16,560	588,849
Ringkjoebing Landbobank A/S	4,160	261,137
Rockwool International A/S, Class B	897	188,513
Royal Unibrew A/S(2)	4,000	309,465
SimCorp A/S	7,565	698,770
Sydbank A/S	12,000	198,280
Topdanmark A/S	8,327	336,138
Tryg A/S	14,915	397,780
Vestas Wind Systems A/S	6,300	541,001

		$10,834,416

Finland — 2.3%
Citycon Oyj(1)	17,313	$114,356
Elisa Oyj	17,397	1,057,185
Fortum Oyj(1)	52,506	870,032
Huhtamaki Oyj	6,300	235,142
Kemira Oyj	9,600	115,488
Kesko Oyj, Class B(1)	69,840	1,137,980
Kone Oyj, Class B	13,559	821,053
Metsa Board Oyj(1)	21,700	151,149
Neste Oyj	32,202	1,137,230
Nokia Oyj	309,741	1,116,596
Nokian Renkaat Oyj(1)	2,900	61,611
Nordea Bank Abp	96,500	618,945
Orion Oyj, Class B	28,135	1,429,774
Sampo Oyj, Class A	12,300	407,714

Security	Shares	Value
TietoEVRY Oyj(1)	4,494	$109,503
Tokmanni Group Corp.	74,930	911,504
UPM-Kymmene Oyj	21,860	599,514
Valmet Oyj	8,331	190,522
YIT Oyj(1)	23,700	129,913

		$11,215,211

France — 8.8%
Accor S.A.	4,792	$133,306
Aeroports de Paris	1,445	141,056
Air Liquide S.A.	33,440	4,248,693
Alstom S.A.	5,250	215,350
Alten S.A.	3,012	216,857
Atos SE	8,580	613,591
AXA S.A.	64,400	1,144,806
BNP Paribas S.A.	41,300	1,297,494
Bouygues S.A.	7,300	224,608
Bureau Veritas S.A.	7,818	162,301
Casino Guichard Perrachon S.A.(1)	17,729	665,491
Christian Dior SE	406	157,976
Cie Generale des Etablissements Michelin SCA	3,940	380,687
CNP Assurances(2)	25,862	266,811
Covivio	8,980	563,956
Criteo S.A. ADR(2)	18,200	180,726
Danone S.A.	27,452	1,913,323
Dassault Aviation S.A.	200	162,881
Dassault Systemes SE	9,786	1,433,358
Edenred	5,350	215,515
Eiffage S.A.	1,970	160,992
Electricite de France S.A.	46,000	366,203
Elior Group S.A.(3)	11,967	79,039
Engie S.A.	160,800	1,744,609
EssilorLuxottica S.A.	4,834	600,501
Eurazeo SE	6,400	306,516
Eutelsat Communications S.A.	24,500	274,309
Gaztransport Et Technigaz S.A.	1,301	94,319
Gecina S.A.	7,840	1,028,694
Getlink SE	15,500	197,703
Hermes International	670	489,817
Iliad S.A.	3,000	446,762
Ingenico Group S.A.	5,398	679,164
Klepierre S.A.	29,100	590,756
Lagardere SCA	12,100	196,516
Legrand S.A.	5,362	359,482
LVMH Moet Hennessy Louis Vuitton SE	4,370	1,689,409
Metropole Television S.A.	7,662	85,284
Orange S.A.	125,300	1,522,274
Pernod-Ricard S.A.	10,667	1,628,804
Quadient	11,000	151,908
Renault S.A.	6,180	121,775
Safran S.A.	6,400	595,015

Security	Shares	Value
Sanofi	49,604	$4,845,008
SCOR SE	14,170	399,235
SEB S.A.	700	83,949
Societe BIC S.A.	3,200	160,073
Sodexo S.A.	2,860	228,644
Sopra Steria Group	1,900	224,961
Suez	39,200	443,401
Talend S.A. ADR(2)	8,600	224,288
Teleperformance	1,408	315,405
Thales S.A.	2,900	219,620
Total S.A.	98,815	3,507,179
Unibail-Rodamco-Westfield(4)	2,200	129,512
Unibail-Rodamco-Westfield(4)	13,900	823,039
Veolia Environnement S.A.	50,330	1,072,957
Vinci S.A.	9,030	739,755
Vivendi S.A.	54,800	1,184,401
Wendel SE	3,900	334,566

		$42,684,630

Germany — 9.0%
adidas AG	3,900	$892,836
Allianz SE	10,880	2,002,260
Amadeus Fire AG	502	51,695
Aroundtown S.A.	116,780	628,145
BASF SE	48,181	2,465,733
Bayer AG	30,600	2,012,542
Bayerische Motoren Werke AG	8,860	521,191
Bayerische Motoren Werke AG, PFC Shares	4,800	225,150
Befesa S.A.(3)	4,524	142,921
Beiersdorf AG	17,677	1,849,516
Carl Zeiss Meditec AG	2,900	285,962
Continental AG	3,700	309,177
Delivery Hero SE(2)(3)	5,167	438,240
Deutsche Boerse AG	5,440	843,409
Deutsche Lufthansa AG(2)	17,146	153,503
Deutsche Telekom AG	243,940	3,566,309
Deutsche Wohnen SE	29,100	1,179,369
E.ON SE	224,500	2,248,876
Fielmann AG	2,817	185,232
Fraport AG Frankfurt Airport Services Worldwide	3,330	145,865
Fresenius SE & Co. KGaA	13,155	569,781
FUCHS PETROLUB SE	3,686	123,229
Gerresheimer AG	3,000	238,588
Hannover Rueck SE	2,400	382,403
HeidelbergCement AG	11,589	549,448
Henkel AG & Co. KGaA	17,721	1,381,411
Hochtief AG	2,480	194,063
HUGO BOSS AG	4,900	136,045
Knorr-Bremse AG	3,291	306,074
KWS Saat SE and Co. KGaA	1,025	58,929
Merck KGaA	5,220	605,825
Metro AG	57,610	503,355

Security	Shares	Value
MTU Aero Engines AG	2,061	$280,658
Muenchener Rueckversicherungs-Gesellschaft AG	3,869	847,405
Nordex SE(2)	18,820	151,325
OSRAM Licht AG(2)	2,700	118,812
Puma SE	4,602	289,077
QIAGEN NV(2)	12,000	499,259
Rational AG	340	164,076
RIB Software SE(2)	2,800	88,799
RWE AG	66,137	1,902,609
SAP SE	34,842	4,149,931
Siemens AG	22,140	2,043,148
Siemens Healthineers AG(3)	8,326	366,543
Suedzucker AG	42,800	566,273
Symrise AG	11,900	1,205,584
TAG Immobilien AG	21,338	467,381
Talanx AG(2)	3,637	129,160
Telefonica Deutschland Holding AG(3)	378,400	1,076,457
TUI AG	33,700	134,251
Varta AG(2)(1)	3,100	256,900
Volkswagen AG	900	133,059
Volkswagen AG, PFC Shares	4,126	574,055
Vonovia SE	39,461	1,951,301
Washtec AG	1,347	53,147
Wirecard AG	2,900	286,977
Zalando SE(2)(3)	6,600	323,490

		$43,256,759

Hong Kong — 4.2%
AIA Group, Ltd.	200,200	$1,837,389
Alibaba Health Information Technology, Ltd.(2)	520,000	1,243,844
ASM Pacific Technology, Ltd.	11,300	114,183
Bank of East Asia, Ltd. (The)	123,400	261,411
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.(1)	158,000	220,486
BOC Hong Kong Holdings, Ltd.	115,500	354,485
Brightoil Petroleum Holdings, Ltd.(2)(5)	262,000	0
Budweiser Brewing Co., APAC, Ltd.(2)(3)	313,700	852,455
Cafe de Coral Holdings, Ltd.	84,000	173,289
Cathay Pacific Airways, Ltd.(1)	180,000	214,085
Champion REIT	149,000	88,332
China Traditional Chinese Medicine Holdings Co., Ltd.	484,000	212,434
China Youzan, Ltd.(1)(2)	4,348,000	396,438
Chow Sang Sang Holdings International, Ltd.	153,000	154,076
Chow Tai Fook Jewellery Group, Ltd.(1)	242,200	204,909
CK Hutchison Holdings, Ltd.	121,500	900,579
CLP Holdings, Ltd.	93,500	1,000,836
Dairy Farm International Holdings, Ltd.	87,500	419,319
Evergrande Health Industry Group, Ltd.(2)	190,000	146,060
Fortune REIT	129,000	121,480
Global Cord Blood Corp.(2)	29,600	87,912
Glory Sun Financial Group, Ltd.(1)	2,992,000	106,054
Hang Lung Group, Ltd.	48,000	109,635

Security	Shares	Value
Hang Lung Properties, Ltd.	86,000	$183,972
Hang Seng Bank, Ltd.	20,000	349,801
Henderson Land Development Co., Ltd.	42,867	174,709
HK Electric Investments & HK Electric Investments, Ltd.	257,000	265,895
HKBN, Ltd.	357,000	614,795
HKT Trust and HKT, Ltd.	744,000	1,200,608
Hong Kong & China Gas Co., Ltd.	580,531	1,040,427
Hong Kong Exchanges & Clearing, Ltd.	3,400	109,011
Hongkong Land Holdings, Ltd.	41,300	172,764
Hysan Development Co., Ltd.	12,000	40,034
Jardine Matheson Holdings, Ltd.	13,800	604,456
Jardine Strategic Holdings, Ltd.	12,100	260,113
Kerry Logistics Network, Ltd.	62,500	85,471
Kerry Properties, Ltd.	32,500	89,764
Li & Fung, Ltd.	1,346,000	202,089
Lifestyle International Holdings, Ltd.	152,500	145,160
Link REIT	52,600	468,889
Luk Fook Holdings International, Ltd.	45,000	96,356
Man Wah Holdings, Ltd.	390,000	223,969
Melco International Development, Ltd.	56,000	104,682
MTR Corp., Ltd.	75,000	415,524
Nexteer Automotive Group, Ltd.	219,000	112,551
NWS Holdings, Ltd.	190,000	198,012
Pacific Textiles Holdings, Ltd.	244,000	123,468
PAX Global Technology, Ltd.	180,000	76,739
Power Assets Holdings, Ltd.	81,000	542,722
Sands China, Ltd.	179,200	725,490
Shangri-La Asia, Ltd.	326,000	269,202
Sino Land Co., Ltd.	116,000	162,113
SJM Holdings, Ltd.	209,000	206,355
Sun Hung Kai Properties, Ltd.	41,000	560,627
Superb Summit International Group, Ltd.(1)(2)(5)	230,000	0
Swire Pacific, Ltd., Class A	23,500	152,825
Swire Properties, Ltd.	45,400	127,336
Town Health International Medical Group, Ltd.(1)(5)	604,000	0
VSTECS Holdings, Ltd.	154,000	70,856
VTech Holdings, Ltd.	64,900	489,346
Wharf Holdings, Ltd. (The)(1)	54,000	102,291
Wharf Real Estate Investment Co., Ltd.(1)	56,000	237,074
Yue Yuen Industrial Holdings, Ltd.	130,500	208,168
Yuexiu Real Estate Investment Trust	120,000	58,860

		$20,492,215

Ireland — 2.4%
AIB Group PLC(2)	351,861	$486,912
Bank of Ireland Group PLC	394,165	808,865
Cairn Homes PLC	146,637	136,309
CRH PLC	61,708	1,872,134
Fineos Corp. Holdings PLC CDI(2)	41,347	83,506
Flutter Entertainment PLC(1)(2)	16,336	2,010,519
Fly Leasing, Ltd. ADR(2)	27,800	168,746

Security	Shares	Value
Glenveagh Properties PLC(2)(3)	181,239	$112,740
Grafton Group PLC	59,079	471,415
Hibernia REIT PLC	69,210	90,026
ICON PLC(2)	9,200	1,476,324
Irish Continental Group PLC	57,130	215,998
Irish Residential Properties REIT PLC	409,140	573,170
Kerry Group PLC, Class A	14,363	1,653,293
Kingspan Group PLC	17,933	913,785
Origin Enterprises PLC	36,000	105,118
UDG Healthcare PLC	45,800	361,474
Uniphar PLC(2)	61,600	98,366

		$11,638,700

Israel — 2.3%
Airport City, Ltd.(2)	16,700	$253,369
Amot Investments, Ltd.	40,781	229,048
Azrieli Group, Ltd.	7,967	471,753
Bank Hapoalim B.M.	74,472	477,332
Bank Leumi Le-Israel B.M.	78,631	423,672
Bezeq The Israeli Telecommunication Corp., Ltd.(2)	1,151,312	821,452
Check Point Software Technologies, Ltd.(2)	4,100	433,534
Danel Adir Yeoshua, Ltd.	1,100	99,740
Elbit Systems, Ltd.	4,530	614,119
Electra, Ltd.	720	330,255
Energix-Renewable Energies, Ltd.(2)	46,044	160,532
Fattal Holdings 1998, Ltd.	2,624	179,762
FIBI Holdings, Ltd.	2,300	68,042
First International Bank of Israel, Ltd.	4,135	102,000
Hilan, Ltd.	3,200	126,156
ICL Group Ltd	312,354	1,089,810
Inrom Construction Industries, Ltd.	40,401	148,540
Kenon Holdings, Ltd.	9,700	197,192
Matrix IT, Ltd.	3,977	77,091
Maytronics, Ltd.	35,800	270,311
Melisron, Ltd.	6,004	241,666
Mizrahi Tefahot Bank, Ltd.	12,760	261,339
Nice, Ltd.(2)	2,194	360,319
Oil Refineries, Ltd.	912,196	252,091
Paz Oil Co., Ltd.	4,134	360,225
Radware, Ltd.(2)	6,000	142,140
Reit 1, Ltd.	47,816	238,036
Shapir Engineering and Industry, Ltd.	30,000	210,317
Shufersal, Ltd.	42,700	274,045
Strauss Group, Ltd.	28,400	802,741
Taro Pharmaceutical Industries, Ltd.(2)	2,100	145,131
Teva Pharmaceutical Industries, Ltd. ADR(2)	123,200	1,323,168
UroGen Pharma, Ltd.(1)(2)	4,300	95,503

		$11,280,431

Security	Shares	Value
Italy — 4.6%
A2A SpA	85,363	$116,367
Arnoldo Mondadori Editore SpA(2)	66,000	89,800
Assicurazioni Generali SpA(1)	32,700	466,519
ASTM SpA	12,765	249,645
Atlantia SpA(1)	43,200	708,188
Autogrill SpA	29,700	153,822
Azimut Holding SpA	7,000	119,292
Banca Mediolanum SpA	14,000	85,548
Banca Popolare di Sondrio SCPA	35,600	56,518
Banco BPM SpA(2)	78,600	96,068
Bio-On SpA(1)(2)(5)	12,900	0
BPER Banca(1)	32,400	80,104
Brunello Cucinelli SpA	6,234	201,029
Buzzi Unicem SpA	7,400	145,181
Cementir Holding NV	48,418	296,609
Cerved Group SpA	9,600	65,400
COSMO Pharmaceuticals NV(1)(2)	3,282	249,816
Datalogic SpA(1)	5,730	78,620
Davide Campari-Milano SpA	127,434	990,462
De’Longhi SpA	10,450	188,876
DiaSorin SpA	7,620	1,299,375
Enav SpA(3)	46,000	206,160
Enel SpA	242,788	1,658,350
Eni SpA	237,831	2,265,655
Ferrari NV	7,500	1,172,215
Fiat Chrysler Automobiles NV	27,700	240,268
Fila SpA	5,500	49,707
Fincantieri SpA(1)(2)	128,000	99,210
FinecoBank Banca Fineco SpA	16,600	184,951
Hera SpA	46,677	172,786
IMA Industria Macchine Automatiche SpA	2,600	177,238
Infrastrutture Wireless Italiane SpA(3)	104,600	1,107,079
Interpump Group SpA	11,400	332,633
Intesa Sanpaolo SpA	451,000	704,238
Iren SPA	42,400	104,553
Italgas SpA	24,300	136,148
Leonardo SpA	39,700	274,172
Mediaset SpA(1)(2)	390,900	794,711
Mediobanca Banca di Credito Finanziario SpA	33,377	194,037
Nexi SpA(2)(3)	11,200	169,897
Poste Italiane SpA(3)	16,700	142,065
Prada SpA	62,700	203,566
Prysmian SpA	24,700	466,039
Recordati SpA	22,594	983,916
Reply SpA	4,480	313,617
Retelit SpA(1)	222,200	374,082
Salini Impregilo SpA(1)(2)	166,800	246,913
Salvatore Ferragamo SpA(1)	11,072	137,449
Saras SpA	254,500	240,341
STMicroelectronics NV	85,300	2,196,003

Security	Shares	Value
Technogym SpA(3)	16,800	$124,266
Terna Rete Elettrica Nazionale SpA	52,300	327,499
Unione di Banche Italiane SpA	49,455	141,771
Unipol Gruppo SpA	33,400	115,243
UnipolSai Assicurazioni SpA(1)	64,182	157,320

		$21,951,337

Japan — 13.0%
Acom Co., Ltd.	21,200	$85,653
Activia Properties, Inc.	50	145,864
Advance Residence Investment Corp.	88	270,007
AGC, Inc.	4,800	118,369
Air Water, Inc.	12,300	165,825
Ajinomoto Co., Inc.	8,800	156,735
Alps Alpine Co., Ltd.	7,800	80,452
Aozora Bank, Ltd.	7,600	135,250
Asahi Group Holdings, Ltd.	9,600	330,099
Asahi Intecc Co., Ltd.	8,800	233,123
Asahi Kasei Corp.	50,800	360,399
Bandai Namco Holdings, Inc.	4,200	209,859
Bridgestone Corp.	8,600	267,695
Brother Industries, Ltd.	7,500	127,114
Calbee, Inc.	4,300	130,108
Canon, Inc.	14,100	296,595
Capcom Co., Ltd.	4,900	150,197
Casio Computer Co., Ltd.	7,300	115,207
Central Japan Railway Co.	1,700	267,503
Chubu Electric Power Co., Inc.	54,700	739,762
Chugai Pharmaceutical Co., Ltd.	3,200	381,445
Chugoku Electric Power Co., Inc. (The)(1)	36,100	485,727
Citizen Watch Co., Ltd.	27,900	98,469
Coca-Cola Bottlers Japan Holdings, Inc.	8,100	145,037
COSMOS Pharmaceutical NV	500	133,845
CyberAgent, Inc.(1)	6,700	281,306
Dai Nippon Printing Co., Ltd.	5,700	120,179
Daicel Corp.	19,800	160,725
Daido Steel Co., Ltd.(1)	4,700	155,220
Daiichi Sankyo Co., Ltd.	10,300	708,035
Daikin Industries, Ltd.	2,100	269,495
Daito Trust Construction Co., Ltd.	2,600	247,222
Daiwa House REIT Investment Corp.	107	258,897
Daiwa Office Investment Corp.	35	193,627
Daiwa Securities Group, Inc.	55,200	229,545
DeNA Co., Ltd.	17,400	214,195
Denso Corp.	5,600	196,850
Dentsu Group, Inc.	12,100	252,695
DIC Corp.	5,600	130,046
East Japan Railway Co.	2,700	197,154
Ezaki Glico Co., Ltd.	3,400	149,328
FamilyMart Co., Ltd.	10,500	178,055
FANUC Corp.	1,600	261,141
Fast Retailing Co., Ltd.(1)	700	331,973

Security	Shares	Value
FUJIFILM Holdings Corp.	7,400	$352,481
Fujitsu, Ltd.	2,600	252,586
GLP J-REIT	270	348,096
Hakuhodo DY Holdings, Inc.	21,800	241,500
Hamamatsu Photonics K.K.	2,300	100,531
Hankyu Hanshin Holdings, Inc.	4,400	150,536
Hikari Tsushin, Inc.	600	116,118
Hirose Electric Co., Ltd.	1,040	114,189
Hitachi, Ltd.	16,300	483,775
House Foods Group, Inc.	4,300	135,428
Hoya Corp.	6,600	601,876
Hulic Co., Ltd.	29,000	286,809
Industrial & Infrastructure Fund Investment Corp.	174	242,386
Inpex Corp.	83,100	536,418
Invincible Investment Corp.	490	125,372
Ito En, Ltd.(1)	1,900	105,549
ITOCHU Corp.	14,500	284,274
Iwatani Corp.	8,200	280,130
Japan Exchange Group, Inc.	15,500	288,307
Japan Hotel REIT Investment Corp.	307	101,895
Japan Logistics Fund, Inc.	39	91,679
Japan Petroleum Exploration Co., Ltd.	9,900	170,156
Japan Post Bank Co., Ltd.	18,700	173,633
Japan Post Holdings Co., Ltd.	37,200	297,559
Japan Prime Realty Investment Corp.	62	171,740
Japan Real Estate Investment Corp.	63	340,279
Japan Retail Fund Investment Corp.	145	158,083
Japan Tobacco, Inc.	18,100	337,077
JFE Holdings, Inc.	23,700	157,274
JSR Corp.	10,200	191,873
JXTG Holdings, Inc.	229,400	813,306
Kajima Corp.	10,500	109,103
Kakaku.com, Inc.	9,700	197,932
Kansai Electric Power Co., Inc. (The)	60,700	622,003
Kansai Paint Co., Ltd.	10,500	199,443
Kao Corp.	9,000	694,047
KDDI Corp.	36,800	1,065,885
Keikyu Corp.	6,200	101,901
Keio Corp.	2,200	124,449
Keisei Electric Railway Co., Ltd.	2,300	69,378
Kenedix Office Investment Corp.(1)	30	148,206
Kewpie Corp.	6,000	119,149
Keyence Corp.	2,700	963,932
Kikkoman Corp.(1)	5,300	243,535
Kintetsu Group Holdings Co., Ltd.	2,700	128,980
Kirin Holdings Co., Ltd.	14,800	285,614
Konami Holdings Corp.	7,700	241,774
Konica Minolta, Inc.	18,500	71,588
Kubota Corp.	8,800	109,285
Kuraray Co., Ltd.	19,500	195,069
Kyocera Corp.	4,600	245,780
Kyowa Kirin Co., Ltd.	9,500	220,492

Security	Shares	Value
Kyushu Electric Power Co., Inc.	55,000	$435,817
LaSalle Logiport REIT	61	85,395
Lawson, Inc.(1)	2,800	145,543
Lion Corp.	5,000	105,111
LIXIL Group Corp.	7,400	88,768
Makita Corp.	4,000	130,250
Marubeni Corp.	14,100	67,903
Marui Group Co., Ltd.	5,700	93,303
Maruichi Steel Tube, Ltd.	5,100	114,673
Medipal Holdings Corp.	12,500	241,139
MEIJI Holdings Co., Ltd.	3,900	270,870
Mitsubishi Chemical Holdings Corp.	50,700	288,158
Mitsubishi Corp.	14,300	303,274
Mitsubishi Electric Corp.	11,100	136,582
Mitsubishi Estate Co., Ltd.	43,900	710,220
Mitsubishi Heavy Industries, Ltd.	4,700	120,525
Mitsubishi Materials Corp.	7,400	151,569
Mitsubishi UFJ Financial Group, Inc.	255,800	1,033,432
Mitsui & Co., Ltd.	12,200	170,292
Mitsui Fudosan Logistics Park, Inc.	17	66,863
Mizuho Financial Group, Inc.	516,100	600,957
Mori Hills REIT Investment Corp.	160	204,724
MS&AD Insurance Group Holdings, Inc.	12,500	360,126
Murata Manufacturing Co., Ltd.	8,900	501,488
Nagoya Railroad Co., Ltd.	4,300	123,049
NEC Corp.	4,000	153,499
Nexon Co., Ltd.	14,200	229,273
NH Foods, Ltd.	4,300	152,633
Nichirei Corp.	7,300	182,615
Nidec Corp.	3,000	174,642
Nihon Kohden Corp.	4,100	146,655
Nintendo Co., Ltd.	1,100	454,216
Nippon Accommodations Fund, Inc.(1)	35	207,872
Nippon Building Fund, Inc.	41	244,493
Nippon Express Co., Ltd.	2,500	122,105
Nippon Kayaku Co., Ltd.	17,700	171,229
Nippon Paint Holdings Co., Ltd.	7,100	410,348
Nippon Paper Industries Co., Ltd.	10,000	142,804
Nippon Prologis REIT, Inc.	135	373,720
Nippon Shinyaku Co., Ltd.	2,200	154,492
Nippon Shokubai Co., Ltd.	3,500	165,292
Nippon Steel Corp.	36,900	310,463
Nippon Telegraph & Telephone Corp.	24,300	553,399
Nissan Chemical Corp.	7,300	280,091
Nissan Motor Co., Ltd.	40,500	137,853
Nisshin Seifun Group, Inc.	11,500	178,688
Nissin Foods Holdings Co., Ltd.	1,400	115,085
Nitori Holdings Co., Ltd.	900	137,948
NOF Corp.	4,300	142,488
Nomura Real Estate Master Fund, Inc.	238	270,657
Nomura Research Institute, Ltd.	6,400	156,678
NTT Data Corp.	20,600	210,206

Security	Shares	Value
NTT DOCOMO, Inc.	22,400	$660,155
Obayashi Corp.	14,900	130,235
Obic Co., Ltd.	1,700	255,104
Odakyu Electric Railway Co., Ltd.(1)	5,100	112,467
Oji Holdings Corp.	48,300	245,243
Olympus Corp.	25,300	401,432
Ono Pharmaceutical Co., Ltd.	7,500	180,692
Oracle Corp. Japan	1,900	195,601
Oriental Land Co., Ltd.	2,800	354,046
ORIX Corp.	29,400	345,964
Orix JREIT, Inc.	151	180,519
Otsuka Corp.	4,400	199,222
Otsuka Holdings Co., Ltd.	8,600	338,015
Pan Pacific International Holdings Corp.	5,900	114,305
Panasonic Corp.	30,900	235,550
Rakuten, Inc.	18,600	157,714
Recruit Holdings Co., Ltd.	13,400	390,894
Resona Holdings, Inc.	65,300	203,934
Ricoh Co., Ltd.	25,600	174,502
Rinnai Corp.	1,700	128,767
ROHM Co., Ltd.	1,900	120,125
Ryohin Keikaku Co., Ltd.	9,000	107,113
Santen Pharmaceutical Co., Ltd.	16,700	295,617
Sawai Pharmaceutical Co., Ltd.	3,400	185,655
SECOM Co., Ltd.	1,700	141,473
Seiko Epson Corp.	11,300	128,318
Sekisui Chemical Co., Ltd.	12,600	159,694
Sekisui House Reit, Inc.(1)	278	169,816
Sekisui House, Ltd.	11,000	188,702
Seven & i Holdings Co., Ltd.	15,800	523,249
Seven Bank, Ltd.	59,700	161,835
SG Holdings Co., Ltd.	5,700	158,591
Shikoku Electric Power Co., Inc.	29,300	226,477
Shimadzu Corp.	7,900	196,741
Shimano, Inc.	900	132,620
Shimizu Corp.	15,300	117,505
Shin-Etsu Chemical Co., Ltd.	11,000	1,213,322
Shionogi & Co., Ltd.	7,000	386,593
Shizuoka Bank, Ltd. (The)	17,300	105,032
SMC Corp.	500	226,011
Softbank Corp.	51,900	706,773
Sompo Holdings, Inc.	10,900	353,547
Sony Corp.	11,700	752,943
Sony Financial Holdings, Inc.	7,500	142,175
Square Enix Holdings Co., Ltd.	7,100	291,001
Stanley Electric Co., Ltd.	6,700	152,655
Subaru Corp.(1)	11,400	228,165
Sumitomo Chemical Co., Ltd.	50,600	155,200
Sumitomo Corp.	15,000	169,683
Sumitomo Dainippon Pharma Co., Ltd.	8,800	121,754
Sumitomo Mitsui Financial Group, Inc.	27,700	728,433
Sumitomo Mitsui Trust Holdings, Inc.	9,500	276,609

Security	Shares	Value
Sumitomo Osaka Cement Co., Ltd.(1)	4,000	$130,164
Sumitomo Realty & Development Co., Ltd.	17,600	471,373
Suntory Beverage & Food, Ltd.	2,300	86,614
Suzuken Co., Ltd.	5,100	196,546
Suzuki Motor Corp.	7,800	248,939
Sysmex Corp.	4,900	338,527
Taiheiyo Cement Corp.	8,600	168,825
Taisei Corp.	4,500	140,274
Takashimaya Co., Ltd.	12,400	112,061
Takeda Pharmaceutical Co., Ltd.	26,300	948,416
TEIJIN, Ltd.	6,900	110,039
Terumo Corp.	10,700	355,054
TIS, Inc.(1)	8,700	165,904
Tobu Railway Co., Ltd.	3,900	132,288
Toho Co., Ltd.	9,300	304,553
Toho Gas Co., Ltd.	10,100	496,260
Tokio Marine Holdings, Inc.	13,900	652,128
Tokyo Electric Power Co. Holdings, Inc.(2)	101,100	340,334
Tokyo Electron, Ltd.	2,500	532,452
Tokyo Gas Co., Ltd.	30,000	658,377
Tokyu Corp.	9,800	147,509
Toppan Printing Co., Ltd.	7,900	117,355
Toray Industries, Inc.	58,000	265,913
Toshiba Corp.	6,400	158,706
TOTO, Ltd.	3,200	111,383
Toyo Seikan Group Holdings, Ltd.	10,900	110,579
Toyo Suisan Kaisha, Ltd.	3,000	144,260
Toyota Industries Corp.	2,500	125,834
Toyota Motor Corp.	23,600	1,459,114
Toyota Tsusho Corp.	4,900	116,641
Trend Micro, Inc.	3,900	197,854
Tsuruha Holdings, Inc.	1,300	174,308
Unicharm Corp.	7,600	280,087
United Urban Investment Corp.	170	170,553
Unizo Holdings Co., Ltd.(2)	1,400	77,899
USS Co., Ltd.	8,100	128,262
Welcia Holdings Co., Ltd.	1,600	116,157
West Japan Railway Co.	2,500	154,494
Yakult Honsha Co., Ltd.	3,600	209,127
Yamaguchi Financial Group, Inc.	32,200	173,535
Yamato Holdings Co., Ltd.	6,600	115,194
Yamazaki Baking Co., Ltd.(1)	8,800	155,620
Yokogawa Electric Corp.	10,000	136,304
Z Holdings Corp.	120,000	463,119
ZOZO, Inc.	8,300	133,925

		$62,964,610

Netherlands — 4.6%
ABN AMRO Bank NV(3)	19,600	$150,734
Accell Group(2)	2,450	45,784
Akzo Nobel NV(1)	17,396	1,320,179
Arcadis NV	8,400	130,596
ASML Holding NV	9,828	2,870,614

Security	Shares	Value
ASR Nederland NV	5,300	$142,036
Basic-Fit NV(2)(3)	2,000	40,627
Corbion NV	20,000	719,035
Eurocommercial Properties NV	8,200	91,363
Euronext NV(3)	2,900	243,467
GrandVision NV(1)(3)	6,200	164,938
IMCD NV	3,669	323,988
ING Groep NV	212,100	1,188,351
Just Eat Takeaway.com NV(2)(3)(4)	2,712	277,691
Just Eat Takeaway.com NV(2)(3)(4)	2,700	277,536
Koninklijke BAM Groep NV(2)	66,800	111,600
Koninklijke DSM NV	3,500	428,967
Koninklijke KPN NV	595,300	1,371,179
Koninklijke Philips NV	51,100	2,227,576
Koninklijke Vopak NV(1)	8,200	471,720
NN Group NV	18,350	530,821
NXP Semiconductors NV	11,000	1,095,270
Pharming Group NV(2)	96,500	142,951
PostNL NV	71,792	123,701
Prosus NV(2)	28,673	2,167,852
Randstad NV	7,200	289,768
SBM Offshore NV	20,128	255,124
Signify NV(3)	11,700	238,169
Unilever NV	73,478	3,659,151
Vastned Retail NV(1)	3,510	64,739
Wolters Kluwer NV(1)	15,920	1,172,545

		$22,338,072

New Zealand — 1.2%
a2 Milk Co., Ltd.(2)	64,294	$765,222
Argosy Property, Ltd.	99,700	64,356
Auckland International Airport, Ltd.	176,852	653,077
Contact Energy, Ltd.	53,366	203,525
Fisher & Paykel Healthcare Corp., Ltd.	34,261	572,389
Fletcher Building, Ltd.	202,321	453,300
Genesis Energy, Ltd.	38,800	66,361
Goodman Property Trust	179,900	246,755
Mercury NZ, Ltd.	54,400	151,229
Meridian Energy, Ltd.	54,600	148,769
Precinct Properties New Zealand, Ltd.	189,100	183,698
Pushpay Holdings, Ltd.(2)	28,817	75,319
Restaurant Brands New Zealand, Ltd.(2)	19,660	144,022
SKYCITY Entertainment Group, Ltd.	231,739	374,004
Spark New Zealand, Ltd.	222,031	600,885
Xero, Ltd.(2)	10,014	511,975
Z Energy, Ltd.	168,235	316,922

		$5,531,808

Norway — 2.3%
Adevinta ASA, Class B(2)	38,998	$323,906
Atea ASA	48,489	424,487
Borregaard ASA	27,054	251,252
BW Energy, Ltd.(2)	4,101	5,100

Security	Shares	Value
DHT Holdings, Inc.	13,700	$99,462
DNB ASA	61,151	740,411
Entra ASA(1)(3)	58,483	736,349
Equinor ASA(1)	60,110	832,332
Europris ASA(1)(3)	82,000	300,967
Fjordkraft Holding ASA(3)	18,200	122,203
Frontline, Ltd.(1)	20,000	187,566
Gjensidige Forsikring ASA	16,200	285,846
Golar LNG, Ltd.(1)	17,900	126,911
Kongsberg Gruppen ASA	32,120	412,750
Mowi ASA	40,150	687,649
Nordic American Tankers, Ltd.(1)	20,400	122,808
Nordic Nanovector ASA(1)(2)	42,000	78,775
Norwegian Finans Holding ASA(2)	18,080	96,471
Opera, Ltd. ADR(1)(2)	61,800	355,350
Orkla ASA	75,100	678,369
Sbanken ASA(2)(3)	7,500	39,942
Scatec Solar ASA(1)(3)	40,263	586,169
SFL Corp, Ltd.	7,300	82,417
SpareBank 1 SMN	14,400	104,627
SpareBank 1 SR-Bank ASA	13,600	86,363
Telenor ASA(1)	67,600	1,036,919
Tomra Systems ASA	22,377	743,516
Veidekke ASA	20,997	186,420
Yara International ASA	33,282	1,130,404

		$10,865,741

Portugal — 1.1%
Banco Comercial Portugues S.A.(1)	4,861,000	$543,863
Corticeira Amorim SGPS S.A.	17,140	180,595
CTT-Correios de Portugal S.A.(1)	155,356	366,535
EDP - Energias de Portugal S.A.	211,095	889,527
Galp Energia SGPS S.A., Class B	70,370	812,148
Jeronimo Martins SGPS S.A.	60,981	1,033,842
Navigator Co. S.A. (The)	150,869	392,001
NOS SGPS S.A.	227,848	853,428
REN - Redes Energeticas Nacionais SGPS S.A.	29,300	79,363
Semapa-Sociedade de Investimento e Gestao	15,074	148,775

		$5,300,077

Singapore — 2.3%
AEM Holdings, Ltd.	49,600	$85,696
Ascendas Real Estate Investment Trust	109,000	227,950
Ascott Residence Trust	72,000	45,293
BOC Aviation, Ltd.(3)	21,900	149,749
BW LPG, Ltd.(3)	9,091	31,017
CapitaLand Commercial Trust, Ltd.	94,500	107,385
CapitaLand Mall Trust	82,400	109,633
CDL Hospitality Trusts	80,000	54,999
China Aviation Oil Singapore Corp, Ltd.	96,100	69,870
ComfortDelGro Corp., Ltd.	201,100	234,447
Ezion Holdings, Ltd.(2)(5)	1,126,000	0
Flex, Ltd.(2)	91,400	892,064

Security	Shares	Value
Frasers Centrepoint Trust	56,900	$85,488
Frasers Logistics & Industrial Trust	110,000	82,327
Genting Singapore, Ltd.	1,170,700	649,584
Hi-P International, Ltd.(1)	84,400	63,561
Hutchison Port Holdings Trust	446,200	57,827
Jardine Cycle & Carriage, Ltd.	22,400	318,481
Keppel DC REIT	92,156	152,818
Keppel Infrastructure Trust	801,185	280,572
Keppel REIT	110,000	82,160
Manulife US Real Estate Investment Trust	113,000	81,258
Mapletree Commercial Trust	83,109	114,440
Mapletree Industrial Trust	68,200	122,443
Mapletree Logistics Trust	83,200	105,392
Mapletree North Asia Commercial Trust	106,100	70,466
Midas Holdings, Ltd.(2)(5)	480,000	0
Oversea-Chinese Banking Corp., Ltd.	114,800	732,460
Raffles Medical Group, Ltd.	220,700	135,709
SATS, Ltd.	70,100	162,407
Sembcorp Industries, Ltd.	141,300	161,874
Sheng Siong Group, Ltd.	269,200	282,083
SIA Engineering Co., Ltd.	86,000	113,525
Singapore Airlines, Ltd.(1)	66,700	288,428
Singapore Exchange, Ltd.	41,500	282,993
Singapore Post, Ltd.	211,600	109,036
Singapore Technologies Engineering, Ltd.	132,800	321,607
Singapore Telecommunications, Ltd.(4)	84,700	167,406
Singapore Telecommunications, Ltd.(4)	562,600	1,124,208
StarHub, Ltd.	272,300	286,859
Suntec Real Estate Investment Trust	89,800	88,697
United Overseas Bank, Ltd.	38,500	550,130
Venture Corp., Ltd.	53,000	592,311
Wilmar International, Ltd.	526,700	1,326,378

		$11,001,031

Spain — 4.4%
Acerinox S.A.	54,410	$409,880
Aena SME S.A.(3)	4,250	537,988
Almirall S.A.	37,000	477,155
Amadeus IT Group S.A.	40,640	1,939,847
Applus Services S.A.	15,000	98,411
Banco Bilbao Vizcaya Argentaria S.A.	141,430	462,303
Banco Santander S.A.	288,950	645,626
Bankia S.A.(1)	81,600	83,039
Bankinter S.A.	38,100	157,285
Bolsas y Mercados Espanoles SHMSF S.A.	5,400	197,037
CaixaBank S.A.	101,600	182,791
Cellnex Telecom S.A.(3)	15,982	835,935
Cia de Distribucion Integral Logista Holdings S.A.	10,097	180,234
Coca-Cola European Partners PLC	43,000	1,704,520
Construcciones y Auxiliar de Ferrocarriles S.A.	4,950	169,472
Ebro Foods S.A.	15,441	328,599
Endesa S.A.	14,100	312,740
Faes Farma S.A.	49,165	214,974

Security	Shares	Value
Ferrovial S.A.	30,859	$772,704
Grifols S.A.(1)	53,600	1,829,201
Grupo Catalana Occidente S.A.	2,596	50,452
Iberdrola S.A.	192,034	1,910,311
Industria de Diseno Textil S.A.	76,775	1,966,391
Mapfre S.A.	82,487	151,363
Masmovil Ibercom S.A.(2)	6,950	131,228
Merlin Properties Socimi S.A.	175,200	1,625,876
Prosegur Cash S.A.(3)	47,137	41,137
Red Electrica Corp. S.A.	17,578	309,406
Repsol S.A.	207,575	1,884,122
Tecnicas Reunidas S.A.(2)	7,006	107,362
Telefonica S.A.	255,600	1,168,727
Telepizza Group S.A.(2)(5)	3,701	0
Tubacex S.A.	34,340	51,490
Zardoya Otis S.A.	30,400	211,571

		$21,149,177

Sweden — 4.7%
Alfa Laval AB(2)	6,950	$129,874
Arjo AB, Class B	55,760	275,397
Assa Abloy AB, Class B(1)	16,810	300,931
Atrium Ljungberg AB, Class B	7,700	106,710
Attendo AB(2)(3)	51,800	196,867
Avanza Bank Holding AB	31,760	383,718
Axfood AB	24,587	523,035
Betsson AB	23,476	132,292
Bilia AB	16,300	110,543
BillerudKorsnas AB	39,250	494,825
BioGaia AB, Class B	4,249	204,748
Bonava AB, Class B	18,268	88,542
Castellum AB	30,000	526,194
Catena AB	2,100	66,821
Dios Fastigheter AB	19,400	119,461
Dustin Group AB(3)	25,800	131,681
Elekta AB, Class B	69,311	629,718
Embracer Group AB(2)	20,945	221,774
Epiroc AB, Class A	16,126	161,383
Epiroc AB, Class B	11,200	110,500
Essity AB, Class B(2)	51,646	1,672,987
Fabege AB	29,200	345,901
Fingerprint Cards AB, Class B(1)(2)	205,863	323,597
Granges AB	33,564	245,248
Hennes & Mauritz AB, Class B(1)	52,488	717,489
Hexpol AB(2)	58,200	418,123
Holmen AB, Class B	20,596	590,903
Husqvarna AB, Class B	34,170	205,611
ICA Gruppen AB	14,700	643,204
Indutrade AB	3,149	101,237
Investor AB, Class B	9,400	467,163
JM AB	7,000	129,726
Karo Pharma AB(2)	29,600	168,756
Lifco AB, Class B	2,000	94,535

Security	Shares	Value
Lundin Energy AB	37,152	$955,886
Modern Times Group MTG AB, Class B(2)	32,300	324,956
Mycronic AB	26,942	450,057
NCC AB, Class B	12,400	189,035
NetEnt AB	55,000	189,979
Nibe Industrier AB, Class B	12,473	232,706
Nordic Entertainment Group AB, Class B	12,020	284,891
Nyfosa AB(2)	21,257	130,153
Pandox AB(2)	9,800	103,842
Paradox Interactive AB(1)	8,600	166,664
RaySearch Laboratories AB(2)	11,321	86,065
Saab AB, Class B(1)(2)	4,437	101,208
Samhallsbyggnadsbolaget i Norden AB	161,789	313,314
Scandic Hotels Group AB(1)(3)	11,600	53,146
Securitas AB, Class B	12,200	144,353
Skandinaviska Enskilda Banken AB, Class A	91,100	749,977
Skanska AB, Class B(2)	9,000	171,231
Svenska Cellulosa AB SCA, Class B(1)(2)	91,900	974,757
Svenska Handelsbanken AB, Class A(2)	82,000	748,442
Swedish Orphan Biovitrum AB(2)	38,814	743,643
Tele2 AB, Class B	46,720	602,436
Telefonaktiebolaget LM Ericsson, Class B	211,600	1,807,732
Telia Co. AB	245,200	852,551
Tethys Oil AB	12,500	63,838
Tobii AB(1)(2)	23,500	66,639
Trelleborg AB, Class B(2)	13,600	173,181
Vitrolife AB	11,800	214,118
Volvo AB, Class B	22,095	283,138
Wallenstam AB, Class B	24,800	257,187
Wihlborgs Fastigheter AB	18,900	269,687

		$22,744,306

Switzerland — 8.7%
Adecco Group AG	12,870	$563,200
ALSO Holding AG	2,411	496,004
Baloise Holding AG	2,590	387,509
Banque Cantonale Vaudoise	428	377,911
Belimo Holding AG	44	292,934
BKW AG	2,892	234,587
Cembra Money Bank AG	2,620	249,078
Cie Financiere Richemont S.A.	63,074	3,578,405
Clariant AG	14,579	269,504
Comet Holding AG	3,411	457,164
DKSH Holding AG	6,642	374,017
dormakaba Holding AG	591	294,933
Dufry AG	3,000	98,237
Ems-Chemie Holding AG	1,460	944,141
Flughafen Zurich AG(2)	2,182	269,841
Forbo Holding AG	376	504,967
Galenica AG(3)	2,894	207,240
Geberit AG	2,318	1,036,616
Givaudan S.A.	710	2,380,831
Gurit Holding AG	178	253,842

Security	Shares	Value
Helvetia Holding AG	2,550	$232,447
Huber + Suhner AG	3,060	195,409
Inficon Holding AG	575	388,676
Intershop Holding AG	234	120,127
Kuehne & Nagel International AG	3,878	554,718
Landis+Gyr Group AG	3,118	210,559
LEM Holding S.A.	200	258,647
Logitech International S.A.	24,583	1,183,997
Nestle S.A.	54,518	5,774,002
Novartis AG	28,357	2,419,943
Pargesa Holding S.A., Bearer Shares	3,800	270,319
Partners Group Holding AG	914	720,269
PSP Swiss Property AG	7,028	816,424
Roche Holding AG PC	8,200	2,839,638
Roche Holding AG, Bearer Shares	1,080	375,090
Schindler Holding AG	1,944	418,048
Schindler Holding AG PC	2,895	644,298
Schweiter Technologies AG	220	218,275
SGS S.A., Class R	348	784,984
SIG Combibloc Group AG	14,131	228,876
Sika AG	11,917	1,971,181
Sonova Holding AG	1,580	285,370
Stadler Rail AG(1)(2)	7,634	333,519
Swatch Group AG (The)	2,820	565,866
Swiss Life Holding AG	1,733	614,562
Swiss Prime Site AG	11,100	1,056,792
Swiss Re AG	12,205	886,892
Swisscom AG(1)	3,709	1,927,166
Valiant Holding AG	3,200	309,102
Valora Holding AG(2)	1,474	264,772
Vontobel Holding AG	5,350	277,828
Zurich Insurance Group AG	5,566	1,764,724

		$42,183,481

United Kingdom — 8.9%
3i Group PLC	15,400	$151,287
Admiral Group PLC	5,900	172,165
Aggreko PLC	7,800	44,980
Assura PLC	231,800	222,331
AstraZeneca PLC	33,000	3,451,536
Auto Trader Group PLC(3)	65,800	378,778
Avast PLC(3)	59,900	345,022
Aveva Group PLC	5,400	242,364
Aviva PLC	57,900	175,097
B&M European Value Retail S.A.	40,600	169,787
BAE Systems PLC	53,000	338,057
Barclays PLC	182,900	244,226
Barratt Developments PLC	31,795	207,283
Bellway PLC	5,400	180,691
Berkeley Group Holdings PLC	4,400	230,969
BHP Group PLC	59,700	1,002,063
Big Yellow Group PLC	13,089	176,184
BMO Commercial Property Trust(2)	89,046	85,367

Security	Shares	Value
BP PLC	448,400	$1,766,881
Britvic PLC	19,000	174,890
BT Group PLC	457,600	666,962
Bunzl PLC	6,100	132,399
Capita PLC(2)	45,100	22,083
Centamin PLC	159,300	308,432
Civitas Social Housing PLC	80,000	98,293
Compass Group PLC	34,900	587,276
Computacenter PLC	8,800	160,829
Countryside Properties PLC(3)	13,700	69,799
Croda International PLC	5,987	367,121
Daily Mail & General Trust PLC, Class A(1)	24,002	213,154
Derwent London PLC	8,000	312,594
Diageo PLC	31,400	1,081,097
Diploma PLC	3,800	82,364
Direct Line Insurance Group PLC	42,288	144,077
Domino’s Pizza Group PLC	19,600	84,934
easyJet PLC(1)	6,400	48,478
Elementis PLC	58,068	51,113
Endava PLC ADR(2)	3,200	140,064
Equiniti Group PLC(3)	48,600	104,778
Essentra PLC	29,000	101,787
Experian PLC	14,700	441,446
FDM Group Holdings PLC(1)	10,700	100,826
Ferguson PLC	3,745	270,023
FirstGroup PLC(2)	104,625	88,101
Fresnillo PLC	32,200	286,039
Games Workshop Group PLC	1,000	75,685
GlaxoSmithKline PLC	72,400	1,510,452
Great Portland Estates PLC	23,683	201,715
Greggs PLC	7,435	171,014
Halma PLC	33,980	893,347
Hill & Smith Holdings PLC	9,718	140,882
Hiscox, Ltd.	11,000	96,769
HomeServe PLC	10,900	152,683
Howden Joinery Group PLC	23,000	151,667
HSBC Holdings PLC	204,900	1,053,177
Ibstock PLC(3)	66,300	167,703
Imperial Brands PLC	25,000	525,961
Inchcape PLC	19,600	123,462
InterContinental Hotels Group PLC	6,175	281,288
Intermediate Capital Group PLC	8,334	117,899
Intertek Group PLC	4,100	244,685
IWG PLC	64,800	193,774
John Laing Group PLC(3)	15,800	72,485
Land Securities Group PLC	51,600	430,295
Lloyds Banking Group PLC	774,100	313,207
London Stock Exchange Group PLC	3,660	342,564
LondonMetric Property PLC	90,700	221,600
LXI REIT PLC	62,400	83,098
M&G PLC	55,100	91,346
Manchester United PLC, Class A(1)	9,700	163,057
Marks & Spencer Group PLC	83,100	96,817
Marshalls PLC	23,600	189,016

Security	Shares	Value
Meggitt PLC	24,500	$85,790
Mondi PLC	19,940	352,126
Moneysupermarket.com Group PLC	34,300	136,661
National Express Group PLC	13,100	45,079
National Grid PLC	164,300	1,925,391
NCC Group PLC	72,058	148,860
Next PLC	3,900	232,201
Nomad Foods, Ltd.(2)	11,900	245,259
Pearson PLC	61,614	355,306
Pennon Group PLC	48,800	671,968
Persimmon PLC	9,800	271,521
Phoenix Group Holdings PLC	17,800	135,072
Primary Health Properties PLC	90,643	175,563
QinetiQ Group PLC	19,500	74,571
Reckitt Benckiser Group PLC	11,400	949,617
Redrow PLC	8,200	47,645
RELX PLC	29,880	674,146
Rentokil Initial PLC	39,000	232,035
Rightmove PLC	66,300	414,536
Rio Tinto PLC	27,400	1,271,870
Royal Bank of Scotland Group PLC	92,458	128,989
Royal Dutch Shell PLC, Class A	97,000	1,597,032
Royal Mail PLC(1)	29,400	61,353
RSA Insurance Group PLC	28,100	127,351
Safestore Holdings PLC	19,133	173,077
Sage Group PLC (The)	100,200	805,858
Segro PLC	68,100	713,792
Serco Group PLC(2)	78,000	126,258
Severn Trent PLC	24,400	732,184
Shaftesbury PLC	18,300	138,212
Signature Aviation PLC	29,360	72,106
Softcat PLC	18,500	262,694
Spirax-Sarco Engineering PLC	1,720	188,236
Spirent Communications PLC	89,600	271,037
SSP Group PLC	21,800	77,046
St. Modwen Properties PLC	12,396	57,445
Standard Life Aberdeen PLC	48,718	134,932
Tate & Lyle PLC	32,900	294,796
Taylor Wimpey PLC	90,000	166,216
Travis Perkins PLC	9,000	117,517
Tritax Big Box REIT PLC	152,000	230,708
UK Commercial Property REIT, Ltd.	77,300	65,838
Unilever PLC	17,280	889,785
UNITE Group PLC (The)	20,700	228,574
United Utilities Group PLC	65,000	735,791
Vistry Group PLC	6,200	62,964
Vodafone Group PLC	1,132,000	1,596,883
WH Smith PLC	5,897	93,082
Whitbread PLC	4,567	171,321
WM Morrison Supermarkets PLC	148,000	340,130

		$42,936,099

Total Common Stocks (identified cost $518,590,951)		$479,435,656

Rights(2) — 0.0%

Security	Shares	Value
BUWOG AG(5)	3,930	$0

Total Rights (identified cost $0)		$0

Warrants(2) — 0.0%

Security	Shares	Value
Ezion Holdings, Ltd., Exp. 4/16/23, Strike SGD 0.2763(5)	135,600	$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 3.2%

Description	Units/Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 0.47%(6)	1,198,356	$1,198,356
State Street Navigator Securities Lending Government Money Market Portfolio, 0.19%(7)	14,400,990	14,400,990

Total Short-Term Investments (identified cost $15,599,176)		$15,599,346

Total Investments — 102.5% (identified cost $534,190,127)		$495,035,002

Other Assets, Less Liabilities — (2.5)%		$(12,289,488)

Net Assets — 100.0%		$482,745,514

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

All or a portion of this security was on loan at April 30, 2020. The aggregate market value of securities on loan at April 30, 2020 was $30,450,790 and the total market value of the collateral received by the Fund was $32,358,204, comprised of cash of $14,400,990 and U.S. government and/or agencies securities of $17,957,214.

(2)	Non-income producing security.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2020, the aggregate value of these securities is $13,498,497 or 2.8% of the Fund’s net assets.

(4)	Securities are traded on separate exchanges for the same entity.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(6)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2020.

(7)	Represents investment of cash collateral received in connection with securities lending.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Health Care	10.8%	$52,005,753
Consumer Staples	10.6	51,218,753
Industrials	10.5	50,865,462
Financials	10.4	50,178,664
Information Technology	9.6	46,334,147
Materials	9.5	45,809,498
Consumer Discretionary	9.5	45,788,822
Communication Services	8.7	42,063,818
Real Estate	7.5	36,254,359
Utilities	7.2	34,533,839
Energy	5.0	24,382,541
Short-Term Investments	3.2	15,599,346

Total Investments	102.5%	$495,035,002

Abbreviations:

ADR	-	American Depositary Receipt
CDI	-	CHESS Depositary Interest
PC	-	Participation Certificate
PFC Shares	-	Preference Shares

Currency Abbreviations:

SGD	-	Singapore Dollar

The Fund did not have any open derivative instruments at April 30, 2020.

At April 30, 2020, the value of the Fund’s investment in affiliated funds was $1,198,356, which represents 0.2% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended April 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$2,163,390	$39,856,354	$(40,823,392)	$1,834	$170	$1,198,356	$9,622	1,198,356

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$3,141,287	$139,635,803		$0	$142,777,090
Developed Europe	6,471,613	318,906,522		0	325,378,135
Developed Middle East	2,139,476	9,140,955		—	11,280,431
Total Common Stocks	$11,752,376	$467,683,280	**	$0	$479,435,656
Rights	$—	$—		$0	$0
Warrants	—	—		0	0
Short-Term Investments	14,400,990	1,198,356		—	15,599,346
Total Investments	$26,153,366	$468,881,636		$0	$495,035,002

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period were valued at $0 and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended April 30, 2020 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.